STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Other equity instruments activity
DSU and RSU Activity (Number of Units in Thousands)

	DSUs	Fair value	RSUs	Fair value
At January 1, 2017	573	$9.2	6,452	$58.6
Settled for cash	—	—	(3,610)	(62.5)
Forfeited	—	—	(121)	(2.3)
Granted	152	2.5	1,760	32.7
Credits for dividends	—	—	56	0.9
Change in value	—	(0.1)	—	10.3
At December 31, 2017	725	$11.6	4,537	$37.7
Settled for cash	(143)	(1.9)	(3,089)	(34.6)
Forfeited	—	—	(731)	(7.9)
Granted	182	2.3	2,974	35.3
Credits for dividends	—	—	60	0.8
Change in value	—	(0.8)	—	4.7
At December 31, 2018	764	$11.2	3,751	$36.0

Employee stock option activity

	2018		2017
	Shares	Average Price	Shares	Average Price
C$ options
At January 1	0.3	$13	0.3	$13
Granted	—	—	—	—
Exercised	—	10	—	—
Cancelled/expired	—	—	—	—
At December 31	0.3	$13	0.3	$13
US$ options
At January 1	0.7	$40	1.8	$42
Forfeited	(0.1)	34	(0.7)	40
Cancelled/expired	(0.1)	49	(0.4)	45
At December 31	0.5	$37	0.7	$40

Stock options outstanding

	Outstanding				Exercisable
Range of exercise prices	Shares	Average price	Average life (years)	Intrinsic value[1] ($ millions)	Shares	Average price	Intrinsic value[1] ($ millions)
C$ options
$ 9 - $ 17	0.2	$10	3.6	$2	0.1	$10	$1
$ 18 - $ 21	0.1	18	1.6	—	0.1	18	—
	0.3	$13	2.9	$2	0.2	$13	$1
US$ options
$ 32 - $ 41	0.4	$32	1.0	$—	0.4	$32	$—
$ 42 - $ 55	0.1	48	0.1	—	0.1	48	—
	0.5	$37	0.8	$—	0.5	$37	$—
[1] Based on the closing market share price on December 31, 2018 of C$18.43 and US$13.54.

Stock options outstanding and exercisable

	Outstanding				Exercisable
Range of exercise prices	Shares	Average price	Average life (years)	Intrinsic value[1] ($ millions)	Shares	Average price	Intrinsic value[1] ($ millions)
C$ options
$ 9 - $ 17	0.2	$10	3.6	$2	0.1	$10	$1
$ 18 - $ 21	0.1	18	1.6	—	0.1	18	—
	0.3	$13	2.9	$2	0.2	$13	$1
US$ options
$ 32 - $ 41	0.4	$32	1.0	$—	0.4	$32	$—
$ 42 - $ 55	0.1	48	0.1	—	0.1	48	—
	0.5	$37	0.8	$—	0.5	$37	$—
[1] Based on the closing market share price on December 31, 2018 of C$18.43 and US$13.54.